Average Annual Total Returns		12 Months Ended	33 Months Ended
	Oct. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
Innovator Growth Accelerated ETF - Quarterly
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		31.45%	8.57%
Performance Inception Date	Mar. 31, 2021
Innovator Growth Accelerated ETF - Quarterly | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		31.45%	8.57%
Innovator Growth Accelerated ETF - Quarterly | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		18.62%	6.70%
NASDAQ-100 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	NASDAQ-100 Total Return Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.88%	14.36%
NASDAQ-100 Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	NASDAQ-100 Price Return Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		24.88%	13.43%